BORROWINGS	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
BORROWINGS
11.	BORROWINGS

(1)	Short-term borrowings

Short-term bank loans consisted of the following:

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
		(unaudited)
Agricultural Bank of China (1)	-	40,000
Bank of China (2)	30,000	10,000
Industrial and Commercial Bank of China (3)	10,000	-
Total	40,000	50,000

(1)	On January 1, 2026, the Group entered into a loan agreement with Agricultural Bank of China to borrow RMB20.0 million as working capital for one year, with a maturity date of December 31, 2026. The loan has a fixed interest rate of 2.25% per annum. On April 28, 2026, the Group entered into a loan agreement with Agricultural Bank of China to borrow RMB20.0 million as working capital for one year, with a maturity date of April 27, 2027. The loan has a fixed interest rate of 2.31% per annum.

(2)	On January 8, 2025, the Group entered into a loan agreement with Bank of China to borrow RMB30.0 million as working capital for one year. The loan was withdrawn on January 15, 2025 and as a maturity date in January 15, 2026. The loan has a fixed interest rate of 2.85% per annum. The loan was fully repaid upon maturity.

On January 21, 2026, the Group entered into a loan agreement with Bank of China to borrow RMB10.0 million as working capital for one year, with a maturity date of January 21, 2027. The loan has a fixed interest rate of 2.30% per annum.

(3)	On March 25, 2025, the Group entered into a loan agreement with Industrial and Commercial Bank to borrow RMB10.0 million as working capital for one year, with a maturity date of March 26, 2026. These loans have a fixed interest rate of 2.75% per annum. The loan was fully repaid upon maturity.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED JUNE 30, 2025 AND 2026

(Amounts in thousands, except shares, ADS, per share and per ADS data)

11.	BORROWINGS (Continued)

The Group incurred interest expenses for short-term borrowings of RMB602 and RMB510 for the six months ended June 30, 2025 and 2026, respectively. The annual weighted average interest rates were 3.64% and 2.84% for the six months ended June 30, 2025 and 2026, respectively.

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
		(unaudited)
Agricultural Bank of China	76,727	64,146
Total	76,727	64,146

Less: long-term borrowing-current portion	(25,061)	(24,959)

Long-term borrowing	51,666	39,187

On March 8, 2021, The Group entered into a line of credit agreement with Agricultural Bank of China, which is used for the development of Viomi Technology Park, a comprehensive high-tech industrial campus, which was completed in the second half of 2023. The line of credit was effective from March 8, 2021 to March 7, 2026 with a credit limit of RMB310,000. On March 7, 2026, the Group renewed the line of credit agreement. The renewed line of credit is effective from March 7, 2026 to March 6, 2031 and remains the credit limit of RMB310,000. The loan is guaranteed by Foshan Viomi, a related party of the Group.

As of June 30, 2026, the Group borrowed, in aggregate, a total of RMB193,489 under the line of credit, with interest rate ranging from 2.75% to 2.90% per annum. The Group repaid a total of RMB129,343, and the outstanding balance of long-term borrowings was RMB64,146 as of June 30, 2026. As of June 30, 2026, the Group had unutilized lines of credit of RMB116,511 under the line of credit agreement with Agricultural Bank of China.

The future maturities of long-term borrowings as of June 30, 2026 were as follows:

RMB
Remaining in fiscal year 2026	12,480
2027	24,959
2028	24,959
2029	1,180
2030	568
Total long-term borrowings	64,146

The Group’s building properties with net book values of RMB227,140 and land use right with net book values of RMB55,995 were pledged as collateral to secure these loans as of June 30, 2026.

The Group completed the construction in the second half of 2023, and prior to the completion, the Group capitalized the interest expense as cost of the assets, and after the assets was ready for its intended use, the Group expenses off the interest expenses. The Group recorded interest expenses of RMB912 and RMB1,081 for the six months ended June 30, 2025 and 2026, respectively.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED JUNE 30, 2025 AND 2026

(Amounts in thousands, except shares, ADS, per share and per ADS data)